Segment Information - Additional Information (Details)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	srt:ChiefExecutiveOfficerMember
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	Segment EBITDA is used as the key profitability measure when we set our annual operating plan for each segment, is the metric with which our CODM assesses segment results, and is a key component of our annual variable compensation plans. Segment EBITDA is commonly used as an analytical indicator within the health care industry and is utilized in the evaluation of segment operating performance as it is a profit measure that is generally within the control of the operating segments.